December 29, 2006

EDGAR Operations Branch

Division of Investment Management

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C.  20549

Re:          Evergreen Municipal Trust (the "Trust")

                        Evergreen High Income Municipal Bond Fund (Formerly known as “Evergreen Florida High Income Municipal Bond Fund”)

                Post-Effective Amendment No. 52 to Registration Statement on

                Form N-1A, Nos: 333-36033/811-08367

Ladies and Gentlemen:

On behalf of the Evergreen Municipal Trust, a Delaware statutory trust (the "Registrant"), we submit for filing with this letter pursuant to the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended, Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A (the "Amendment") of the Registrant.

This Amendment is being filed pursuant to Rule 485(a) under the 1933 Act for the purpose of making material changes to Evergreen High Income Municipal Bond  Fund (formerly known as “Evergreen Florida High Income Municipal Bond Fund”), which is a series of the Trust. Due to the repeal of the Florida state intangibles tax effective January 1, 2007, the Fund is changing its name from “Evergreen Florida High Income Municipal Bond Fund” to “Evergreen High Income Municipal Bond Fund” and will replace its primary investment strategy of investing 80% in issuers of Florida securities to invest 80% in municipal securities that are exempt from federal income tax, other than the alternative minimum tax. The filing is scheduled to become effective on March 1, 2007.

If you have any questions or would like further information, please call me at (617) 210-3676.

Sincerely yours,

/s/ Catherine F. Kennedy

Catherine F. Kennedy

Enclosure